Schedule of issuance of shares upon conversion of notes and settlement of debts (Details) - USD ($)		12 Months Ended
	May 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		2,045,739
Fair value of settlement shares		$ 2,963,218
Debt settled on May 16, 2023		(2,317,606)
Loss on Debt Settlements		$ 645,612
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		478,200
Share price as of settlement date		$ 1.44
Fair value of settlement shares		$ 688,608
Debt settled on May 16, 2023		(478,200)
Loss on Debt Settlements	$ 210,408	$ 210,408
Settlement Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		289,100
Share price as of settlement date		$ 1.44
Fair value of settlement shares		$ 416,304
Debt settled on May 16, 2023		(289,100)
Loss on Debt Settlements	127,204	$ 127,204
Tan 2023 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		700,000
Share price as of settlement date		$ 1.44
Fair value of settlement shares		$ 1,008,000
Debt settled on May 16, 2023		(700,000)
Loss on Debt Settlements		$ 308,000
Chen Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements		578,439
Share price as of settlement date		$ 1.47
Fair value of settlement shares	$ 850,306	$ 850,306
Debt settled on May 16, 2023		(850,306)
Loss on Debt Settlements